PREPAID LAND LEASE PAYMENTS (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Operating Leased Assets [Line Items]
Amortization of intangible assets	¥ 5,256	$ 808	¥ 1,195	¥ 1,090
Prepaid Expense Other, Noncurrent	456,823		445,444		$ 70,212	$ 0
Debt Instrument, Collateral Amount	37,481		111,728		5,761
Secured Debt, Other	29,725		¥ 78,445		4,569
Redeemable Noncontrolling Interest, Equity, Redemption Value	396,281				60,907	$ 0
Wuxi Concord Medical Development Ltd [Member]
Operating Leased Assets [Line Items]
Prepaid Expense Other, Noncurrent	¥ 11,379				$ 1,749